DIREXION SHARES ETF TRUST

Direxion Daily Consumer Discretionary Bull 3X Shares

Direxion Daily Consumer Discretionary Bear 3X Shares

Direxion Daily Consumer Staples Bull 3X Shares

Direxion Daily Consumer Staples Bear 3X Shares

Supplement dated November 28, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018, as last supplemented

Effective immediately, the trading symbols for the Direxion Daily Consumer Discretionary Bull 3X Shares, Direxion Daily Consumer Discretionary Bear 3X Shares, Direxion Daily Consumer Staples Bull 3X Shares, and the Direxion Daily Consumer Staples Bear 3X Shares (the “Funds”) will be as follows:

Fund	Ticker Symbol
Direxion Daily Consumer Discretionary Bull 3X Shares	WANT
Direxion Daily Consumer Discretionary Bear 3X Shares	PASS
Direxion Daily Consumer Staples Bull 3X Shares	NEED
Direxion Daily Consumer Staples Bear 3X Shares	LACK

This supplement replaces any and all previous supplements regarding the ticker symbols for the Funds.

For more information, please contact the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.